UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Integrated U.S. Large-Cap Value Equity Fund

Investor Class (TQMVX)

This annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Investor Class	$77	0.72%

What drove fund performance during the past 12 months?

  U.S. large-cap value stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates late in the year.

  Relative to the Russell 1000 Value Index, stock selection in the energy sector—such as Valero Energy and Marathon Petroleum—made a strong contribution to relative performance. Stock choices among financials companies also contributed materially.

  On the other hand, our stock selection in the industrials and business services sector—such as consulting, technology, and engineering services company Booz Allen Hamilton—detracted from relative performance. Information technology stock choices, such as GoDaddy, a provider of internet access services to small businesses, also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with quality characteristics, which include a high return on capital employed, good earnings quality, and earnings stability. Notable positioning changes during the year include increased exposure to information technology, communication services, and consumer discretionary stocks, and reduced exposure to health care, consumer staples, and energy. While we generally keep sector allocations close to those of the Russell benchmark, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	10,000	10,000	10,000
3/31/16	10,630	10,627	10,637
6/30/16	10,960	10,907	11,124
9/30/16	11,370	11,387	11,511
12/31/16	12,328	11,866	12,280
3/31/17	12,735	12,547	12,681
6/30/17	12,878	12,926	12,852
9/30/17	13,397	13,517	13,252
12/31/17	14,290	14,373	13,958
3/31/18	14,089	14,281	13,563
6/30/18	14,110	14,836	13,722
9/30/18	14,901	15,893	14,505
12/31/18	12,729	13,620	12,804
3/31/19	14,117	15,533	14,332
6/30/19	14,484	16,169	14,883
9/30/19	14,706	16,357	15,085
12/31/19	15,960	17,845	16,202
3/31/20	11,197	14,115	11,872
6/30/20	12,904	17,224	13,568
9/30/20	13,227	18,810	14,327
12/31/20	15,881	21,572	16,655
3/31/21	18,346	22,941	18,530
6/30/21	19,208	24,832	19,495
9/30/21	19,019	24,806	19,343
12/31/21	20,469	27,108	20,846
3/31/22	20,772	25,677	20,692
6/30/22	18,532	21,388	18,166
9/30/22	17,334	20,434	17,145
12/31/22	19,764	21,901	19,275
3/31/23	19,713	23,474	19,469
6/30/23	20,509	25,442	20,262
9/30/23	20,227	24,615	19,621
12/31/23	22,073	27,586	21,484
3/31/24	24,640	30,350	23,415
6/30/24	24,116	31,326	22,907
9/30/24	26,076	33,277	25,068
12/31/24	25,622	34,154	24,571
3/31/25	26,278	32,541	25,096
6/30/25	26,755	36,117	26,046
9/30/25	28,366	39,071	27,434
12/31/25	29,368	40,009	28,479

202501-4140694, 202601-5112860

F201-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (Investor Class)	14.62%	13.08%	11.56%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	11.22

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$64,497
  Number of Portfolio Holdings155
  Investment Advisory Fees Paid (000s)$(55)
  Portfolio Turnover Rate87.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Industrials & Business Services	12.2
Information Technology	11.8
Health Care	11.8
Consumer Discretionary	7.8
Communication Services	7.4
Energy	5.8
Consumer Staples	5.5
Utilities	5.1
Other	8.2

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.8%
Berkshire Hathaway	2.1
Bank of America	2.1
JPMorgan Chase	2.0
Amazon.com	1.7
Citigroup	1.7
Charles Schwab	1.4
Lowe's	1.4
Chubb	1.4
QUALCOMM	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Large-Cap Value Equity Fund

Investor Class (TQMVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Integrated U.S. Large-Cap Value Equity Fund

Advisor Class (TQVAX)

This annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Advisor Class	$106	0.99%

What drove fund performance during the past 12 months?

  U.S. large-cap value stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates late in the year.

  Relative to the Russell 1000 Value Index, stock selection in the energy sector—such as Valero Energy and Marathon Petroleum—made a strong contribution to relative performance. Stock choices among financials companies also contributed materially.

  On the other hand, our stock selection in the industrials and business services sector—such as consulting, technology, and engineering services company Booz Allen Hamilton—detracted from relative performance. Information technology stock choices, such as GoDaddy, a provider of internet access services to small businesses, also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with quality characteristics, which include a high return on capital employed, good earnings quality, and earnings stability. Notable positioning changes during the year include increased exposure to information technology, communication services, and consumer discretionary stocks, and reduced exposure to health care, consumer staples, and energy. While we generally keep sector allocations close to those of the Russell benchmark, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	10,000	10,000	10,000
3/31/16	10,620	10,627	10,637
6/30/16	10,940	10,907	11,124
9/30/16	11,340	11,387	11,511
12/31/16	12,299	11,866	12,280
3/31/17	12,684	12,547	12,681
6/30/17	12,816	12,926	12,852
9/30/17	13,334	13,517	13,252
12/31/17	14,214	14,373	13,958
3/31/18	14,004	14,281	13,563
6/30/18	14,015	14,836	13,722
9/30/18	14,791	15,893	14,505
12/31/18	12,632	13,620	12,804
3/31/19	13,998	15,533	14,332
6/30/19	14,340	16,169	14,883
9/30/19	14,561	16,357	15,085
12/31/19	15,782	17,845	16,202
3/31/20	11,074	14,115	11,872
6/30/20	12,754	17,224	13,568
9/30/20	13,074	18,810	14,327
12/31/20	15,681	21,572	16,655
3/31/21	18,101	22,941	18,530
6/30/21	18,943	24,832	19,495
9/30/21	18,744	24,806	19,343
12/31/21	20,144	27,108	20,846
3/31/22	20,444	25,677	20,692
6/30/22	18,217	21,388	18,166
9/30/22	17,032	20,434	17,145
12/31/22	19,410	21,901	19,275
3/31/23	19,347	23,474	19,469
6/30/23	20,120	25,442	20,262
9/30/23	19,828	24,615	19,621
12/31/23	21,626	27,586	21,484
3/31/24	24,122	30,350	23,415
6/30/24	23,585	31,326	22,907
9/30/24	25,492	33,277	25,068
12/31/24	25,033	34,154	24,571
3/31/25	25,654	32,541	25,096
6/30/25	26,102	36,117	26,046
9/30/25	27,663	39,071	27,434
12/31/25	28,619	40,009	28,479

202501-4140694, 202601-5112860

F219-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (Advisor Class)	14.33%	12.79%	11.27%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	11.22

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$64,497
  Number of Portfolio Holdings155
  Investment Advisory Fees Paid (000s)$(55)
  Portfolio Turnover Rate87.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Industrials & Business Services	12.2
Information Technology	11.8
Health Care	11.8
Consumer Discretionary	7.8
Communication Services	7.4
Energy	5.8
Consumer Staples	5.5
Utilities	5.1
Other	8.2

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.8%
Berkshire Hathaway	2.1
Bank of America	2.1
JPMorgan Chase	2.0
Amazon.com	1.7
Citigroup	1.7
Charles Schwab	1.4
Lowe's	1.4
Chubb	1.4
QUALCOMM	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Large-Cap Value Equity Fund

Advisor Class (TQVAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Integrated U.S. Large-Cap Value Equity Fund

I Class (TQVIX)

This annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - I Class	$58	0.54%

What drove fund performance during the past 12 months?

  U.S. large-cap value stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates late in the year.

  Relative to the Russell 1000 Value Index, stock selection in the energy sector—such as Valero Energy and Marathon Petroleum—made a strong contribution to relative performance. Stock choices among financials companies also contributed materially.

  On the other hand, our stock selection in the industrials and business services sector—such as consulting, technology, and engineering services company Booz Allen Hamilton—detracted from relative performance. Information technology stock choices, such as GoDaddy, a provider of internet access services to small businesses, also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with quality characteristics, which include a high return on capital employed, good earnings quality, and earnings stability. Notable positioning changes during the year include increased exposure to information technology, communication services, and consumer discretionary stocks, and reduced exposure to health care, consumer staples, and energy. While we generally keep sector allocations close to those of the Russell benchmark, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
3/31/16	531,500	531,373	531,838
6/30/16	548,000	545,350	556,213
9/30/16	568,500	569,334	575,574
12/31/16	617,419	593,299	614,002
3/31/17	637,270	627,374	634,071
6/30/17	644,905	646,292	642,597
9/30/17	671,373	675,837	662,613
12/31/17	716,602	718,667	697,903
3/31/18	706,554	714,035	678,128
6/30/18	708,140	741,802	686,100
9/30/18	748,334	794,648	725,234
12/31/18	639,341	680,996	640,205
3/31/19	709,636	776,631	716,610
6/30/19	728,046	808,434	744,160
9/30/19	739,762	817,833	754,247
12/31/19	802,735	892,234	810,124
3/31/20	564,115	705,760	593,578
6/30/20	649,833	861,221	678,404
9/30/20	666,629	940,518	716,345
12/31/20	801,081	1,078,602	832,772
3/31/21	925,510	1,147,060	926,500
6/30/21	969,948	1,241,575	974,754
9/30/21	960,468	1,240,312	967,151
12/31/21	1,033,937	1,355,383	1,042,301
3/31/22	1,050,377	1,283,840	1,034,612
6/30/22	937,119	1,069,424	908,279
9/30/22	877,446	1,021,678	857,257
12/31/22	1,001,066	1,095,055	963,734
3/31/23	998,476	1,173,684	973,430
6/30/23	1,039,269	1,272,118	1,013,093
9/30/23	1,025,671	1,230,726	981,029
12/31/23	1,119,551	1,379,297	1,074,204
3/31/24	1,249,747	1,517,494	1,170,727
6/30/24	1,223,987	1,566,296	1,145,369
9/30/24	1,324,245	1,663,863	1,253,377
12/31/24	1,301,624	1,707,677	1,228,548
3/31/25	1,335,540	1,627,042	1,254,787
6/30/25	1,360,412	1,805,874	1,302,307
9/30/25	1,443,317	1,953,525	1,371,717
12/31/25	1,495,098	2,000,466	1,423,965

202501-4140694, 202601-5112860

F570-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (I Class)	14.86%	13.29%	11.77%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	11.22

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$64,497
  Number of Portfolio Holdings155
  Investment Advisory Fees Paid (000s)$(55)
  Portfolio Turnover Rate87.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Industrials & Business Services	12.2
Information Technology	11.8
Health Care	11.8
Consumer Discretionary	7.8
Communication Services	7.4
Energy	5.8
Consumer Staples	5.5
Utilities	5.1
Other	8.2

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.8%
Berkshire Hathaway	2.1
Bank of America	2.1
JPMorgan Chase	2.0
Amazon.com	1.7
Citigroup	1.7
Charles Schwab	1.4
Lowe's	1.4
Chubb	1.4
QUALCOMM	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Large-Cap Value Equity Fund

I Class (TQVIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
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T. ROWE PRICE
TQMVX Integrated U.S. Large-
Cap Value Equity Fund
TQVAX Integrated U.S. Large-
Cap Value Equity Fund–
.
Advisor Class
TQVIX Integrated U.S. Large-
Cap Value Equity Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 17 .18 $ 15 .99 $ 15 .38 $ 16 .91 $ 13 .46
Investment activities
Net investment income
(1)(2)
0 .26 0 .28 0 .29 0 .32 0 .27
Net realized and unrealized
gain/loss 2 .26 2 .32 1 .50 ( 0 .91 ) 3 .61
Total from investment
activities 2 .52 2 .60 1 .79 ( 0 .59 ) 3 .88
Distributions
Net investment income ( 0 .30 ) ( 0 .26 ) ( 0 .30 ) ( 0 .33 ) ( 0 .28 )
Net realized gain ( 0 .62 ) ( 1 .15 ) ( 0 .88 ) ( 0 .61 ) ( 0 .15 )
Total distributions ( 0 .92 ) ( 1 .41 ) ( 1 .18 ) ( 0 .94 ) ( 0 .43 )
NET ASSET VALUE
End of period $ 18 .78 $ 17 .18 $ 15 .99 $ 15 .38 $ 16 .91
Ratios/Supplemental Data
Total return
(2)(3)
14 .62% 16 .08% 11 .68% ( 3 .44 ) % 28 .89%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .35% 1 .68% 1 .84% 1 .50% 1 .52%
Net expenses after waivers/
payments by Price Associates 0 .72% 0 .72% 0 .73% 0 .71% 0 .73%
Net investment income 1 .45% 1 .59% 1 .83% 1 .94% 1 .65%
Portfolio turnover rate 87 .6% 67 .5% 64 .0% 74 .6% 41 .5%
Net assets, end of period (in
thousands) $30,369 $22,635 $19,666 $21,950 $37,863
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 17 .32 $ 16 .11 $ 15 .32 $ 16 .83 $ 13 .41
Investment activities
Net investment income
(1)(2)
0 .22 0 .24 0 .24 0 .27 0 .22
Net realized and unrealized
gain/loss 2 .27 2 .33 1 .50 ( 0 .89 ) 3 .59
Total from investment
activities 2 .49 2 .57 1 .74 ( 0 .62 ) 3 .81
Distributions
Net investment income ( 0 .25 ) ( 0 .21 ) ( 0 .07 ) ( 0 .28 ) ( 0 .24 )
Net realized gain ( 0 .62 ) ( 1 .15 ) ( 0 .88 ) ( 0 .61 ) ( 0 .15 )
Total distributions ( 0 .87 ) ( 1 .36 ) ( 0 .95 ) ( 0 .89 ) ( 0 .39 )
NET ASSET VALUE
End of period $ 18 .94 $ 17 .32 $ 16 .11 $ 15 .32 $ 16 .83
Ratios/Supplemental Data
Total return
(2)(3)
14 .33% 15 .75% 11 .41% ( 3 .64 ) % 28 .47%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 2 .31% 2 .33% 1 .86% 1 .59% 1 .79%
Net expenses after
waivers/payments by Price
Associates 0 .99% 0 .99% 1 .00% 0 .98% 1 .00%
Net investment income 1 .19% 1 .33% 1 .54% 1 .69% 1 .37%
Portfolio turnover rate 87 .6% 67 .5% 64 .0% 74 .6% 41 .5%
Net assets, end of period (in
thousands) $127 $107 $97 $268 $186
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 17 .27 $ 16 .08 $ 15 .46 $ 16 .98 $ 13 .52
Investment activities
Net investment income
(1)(2)
0 .30 0 .33 0 .32 0 .35 0 .29
Net realized and unrealized
gain/loss 2 .27 2 .32 1 .50 ( 0 .89 ) 3 .63
Total from investment
activities 2 .57 2 .65 1 .82 ( 0 .54 ) 3 .92
Distributions
Net investment income ( 0 .30 ) ( 0 .31 ) ( 0 .32 ) ( 0 .37 ) ( 0 .31 )
Net realized gain ( 0 .62 ) ( 1 .15 ) ( 0 .88 ) ( 0 .61 ) ( 0 .15 )
Total distributions ( 0 .92 ) ( 1 .46 ) ( 1 .20 ) ( 0 .98 ) ( 0 .46 )
NET ASSET VALUE
End of period $ 18 .92 $ 17 .27 $ 16 .08 $ 15 .46 $ 16 .98
Ratios/Supplemental Data
Total return
(2)(3)
14 .86% 16 .26% 11 .84% ( 3 .18 ) % 29 .07%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .07% 1 .39% 1 .55% 1 .30% 1 .37%
Net expenses after
waivers/payments by Price
Associates 0 .54% 0 .54% 0 .54% 0 .53% 0 .54%
Net investment income 1 .67% 1 .81% 2 .01% 2 .16% 1 .81%
Portfolio turnover rate 87 .6% 67 .5% 64 .0% 74 .6% 41 .5%
Net assets, end of period (in
thousands) $34,001 $38,072 $11,832 $14,538 $2,526
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.2%
COMMUNICATION SERVICES  7.4%
Diversified Telecommunication Services  1.4%
AT&T  14,468 359
Deutsche Telekom (EUR)  7,208 235
Verizon Communications  8,302 338
932
Interactive Media & Services  5.0%
Alphabet, Class A  7,856 2,459
Meta Platforms, Class A  585 386
Pinterest, Class A (1) 13,920 360
3,205
Media  0.4%
Comcast, Class A  7,583 227
227
Wireless Telecommunication Services  0.6%
T-Mobile U.S.  2,064 419
419
Total Communication Services 4,783
CONSUMER DISCRETIONARY  7.8%
Broadline Retail  1.7%
Amazon.com (1) 4,668 1,077
1,077
Hotels, Restaurants & Leisure  2.5%
Booking Holdings  127 680
Las Vegas Sands  8,367 545
McDonald's  1,352 413
1,638
Specialty Retail  3.6%
AutoZone (1) 149 505
Home Depot  452 156
Lowe's  3,785 913
Ulta Beauty (1) 1,184 716
2,290
Total Consumer Discretionary 5,005

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  5.5%
Beverages  0.2%
Keurig Dr Pepper  4,865 136
136
Consumer Staples Distribution & Retail  1.8%
Dollar General  1,704 226
Dollar Tree (1) 1,719 212
Walmart  6,527 727
1,165
Food Products  0.6%
Archer-Daniels-Midland  2,125 122
Pilgrim's Pride  6,035 235
357
Household Products  1.4%
Colgate-Palmolive  3,036 240
Procter & Gamble  4,758 682
922
Tobacco  1.5%
Altria Group  3,103 179
Imperial Brands (GBP)  6,465 272
Philip Morris International  3,118 500
951
Total Consumer Staples 3,531
ENERGY  5.8%
Energy Equipment & Services  1.1%
SLB  13,487 518
TechnipFMC  4,647 207
725
Oil, Gas & Consumable Fuels  4.7%
Chevron  3,422 521
Devon Energy  6,956 255
EOG Resources  6,224 654
Exxon Mobil  6,464 778
Marathon Petroleum  688 112
Suncor Energy  7,929 352
TotalEnergies (2) 5,139 336
3,008
Total Energy 3,733

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  24.4%
Banks  7.9%
Bank of America  24,911 1,370
Barclays (GBP)  22,570 145
Citigroup  9,003 1,051
Huntington Bancshares  11,651 202
ING Groep, ADR (2) 5,009 140
JPMorgan Chase  3,960 1,276
KeyCorp  9,894 204
U.S. Bancorp  9,609 513
UniCredit, ADR  4,176 173
5,074
Capital Markets  4.2%
Bank of New York Mellon  6,446 748
Charles Schwab  9,151 914
Goldman Sachs Group  565 497
Morgan Stanley  716 127
State Street  3,440 444
2,730
Consumer Finance  1.0%
American Express  1,661 615
615
Financial Services  5.4%
Apollo Global Management  1,927 279
Berkshire Hathaway, Class B (1) 2,747 1,381
Corebridge Financial  13,435 405
Corpay (1) 966 291
Equitable Holdings  10,251 488
Global Payments  4,807 372
PayPal Holdings  4,379 256
3,472
Insurance  5.9%
Allstate  1,276 266
American International Group  4,811 412
AXA (EUR)  3,463 166
Chubb  2,881 899
Hartford Insurance Group  5,156 710
MetLife  8,149 643
RenaissanceRe Holdings  1,999 562

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Unum Group  2,165 168
3,826
Total Financials 15,717
HEALTH CARE  11.8%
Biotechnology  2.5%
Gilead Sciences  6,791 833
Regeneron Pharmaceuticals  770 594
United Therapeutics (1) 385 188
1,615
Health Care Equipment & Supplies  0.7%
ResMed  1,063 256
Zimmer Biomet Holdings  2,028 182
438
Health Care Providers & Services  5.5%
Cencora  1,245 421
Cigna Group  2,170 597
CVS Health  6,710 533
McKesson  668 548
Quest Diagnostics  959 166
Tenet Healthcare (1) 3,218 639
UnitedHealth Group  1,857 613
3,517
Life Sciences Tools & Services  1.1%
Thermo Fisher Scientific  1,196 693
693
Pharmaceuticals  2.0%
Bristol-Myers Squibb  2,237 121
Johnson & Johnson  3,338 691
Pfizer  5,585 139
Viatris  28,034 349
1,300
Total Health Care 7,563
INDUSTRIALS & BUSINESS SERVICES  12.2%
Aerospace & Defense  2.3%
L3Harris Technologies  2,418 710
Northrop Grumman  1,362 777
1,487

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics  0.2%
FedEx  426 123
123
Electrical Equipment  1.0%
AMETEK  2,093 430
Hubbell  551 244
674
Ground Transportation  1.4%
Canadian National Railway  2,134 211
CSX  19,242 697
908
Industrial Conglomerates  0.2%
Honeywell International  720 140
140
Machinery  4.4%
Allison Transmission Holdings  1,829 179
Caterpillar  887 508
Cummins  632 323
Deere  598 279
Dover  1,834 358
Fortive  4,044 223
Parker-Hannifin  733 644
Stanley Black & Decker  4,174 310
2,824
Professional Services  2.7%
Automatic Data Processing  878 226
Booz Allen Hamilton Holding  2,953 249
Leidos Holdings  3,685 665
SS&C Technologies Holdings  7,246 633
1,773
Total Industrials & Business Services 7,929
INFORMATION TECHNOLOGY  11.8%
Communications Equipment  1.3%
Cisco Systems  10,506 809
809
Electronic Equipment, Instruments & Components  2.8%
CDW  750 102
Flex (1) 3,007 182
Keysight Technologies (1) 1,105 224
TE Connectivity  3,419 778

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (1) 759 388
Zebra Technologies, Class A (1) 543 132
1,806
IT Services  1.0%
Accenture, Class A  1,270 341
GoDaddy, Class A (1) 2,577 320
661
Semiconductors & Semiconductor Equipment  5.1%
Advanced Micro Devices (1) 1,185 254
Applied Materials  2,172 558
First Solar (1) 521 136
Intel (1) 6,321 233
Micron Technology  1,342 383
NXP Semiconductors  994 216
ON Semiconductor (1) 3,864 209
QUALCOMM  5,158 882
Taiwan Semiconductor Manufacturing, ADR  1,360 414
3,285
Software  1.6%
PTC (1) 1,964 342
Roper Technologies  519 231
Salesforce  1,688 447
1,020
Total Information Technology 7,581
MATERIALS  3.1%
Chemicals  1.2%
Linde  1,619 690
Sherwin-Williams  329 107
797
Containers & Packaging  0.5%
Avery Dennison  935 170
Crown Holdings  1,601 165
335
Metals & Mining  1.4%
Kinross Gold  6,842 193
Newmont  2,443 244
Reliance  681 197
Southern Copper  1,890 271
905
Total Materials 2,037

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  3.3%
Health Care Real Estate Investment Trusts  1.3%
Ventas, REIT  5,079 393
Welltower, REIT  2,469 458
851
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  520 66
66
Residential Real Estate Investment Trusts  0.8%
AvalonBay Communities, REIT  1,260 228
Equity Residential, REIT  2,565 162
Essex Property Trust, REIT  442 116
506
Specialized Real Estate Investment Trusts  1.1%
Digital Realty Trust, REIT  652 101
Equinix, REIT  139 106
Lamar Advertising, Class A, REIT  3,160 400
Public Storage, REIT  469 122
729
Total Real Estate 2,152
UTILITIES  5.1%
Electric Utilities  3.3%
Constellation Energy  1,187 419
Entergy  5,159 477
Exelon  11,438 499
NextEra Energy  4,474 359
PG&E  18,303 294
Xcel Energy  1,170 87
2,135
Independent Power & Renewable Electricity
Producers  0.3%
Vistra  1,354 218
218
Multi-Utilities  1.5%
Ameren  4,476 447
Consolidated Edison  3,103 308

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
DTE Energy  1,520 196
951
Total Utilities 3,304
Total Common Stocks (Cost $51,918) 63,335
EQUITY FUNDS  1.1%
iShares Russell 1000 Value ETF (2) 3,266 687
Total Equity Funds (Cost $667) 687
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 3.77% (3)(4) 446,686 447
Total Short-Term Investments (Cost $447) 447
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4) 463,969 464
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 464
Total Securities Lending Collateral (Cost $464) 464
Total Investments in Securities
100.7% of Net Assets
(Cost $53,496) $ 64,933
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at December 31, 2025.
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

ADR American Depositary Receipts
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 15++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 15+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 920  ¤  ¤ $ 447
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 464
Total $ 911^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $15 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $911.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
December 31, 2025
Statement of Assets and Liabilities
15
($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $53,496) $ 64,933
Dividends receivable 50
Receivable for shares sold 40
Due from affiliates 10
Foreign currency (cost $1) 1
Other assets 29
Total assets 65,063
Liabilities
Obligation to return securities lending collateral 464
Investment management fees payable 26
Payable for shares redeemed 25
Other liabilities 51
Total liabilities 566
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 64,497

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
December 31, 2025
Statement of Assets and Liabilities
16
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 11,352
Paid-in capital applicable to 3,420,678 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 53,145
NET ASSETS $ 64,497
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $30,369; Shares outstanding: 1,616,928) $ 18.78
Advisor Class
(Net assets: $127; Shares outstanding: 6,734) $ 18.94
I Class
(Net assets: $34,001; Shares outstanding: 1,797,016) $ 18.92

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $14) $ 1,361
Securities lending 2
Other 2
Total income 1,365
Expenses
Investment management 301
Shareholder servicing
Investor Class $ 76
I Class 12 88
Prospectus and shareholder reports
Investor Class 7
Advisor Class 1
I Class 5 13
Custody and accounting 213
Registration 67
Legal and audit 34
Miscellaneous 23
Waived / paid by Price Associates (356)
Total expenses 383
Net investment income 982
Realized and Unrealized Gain / Loss –
Net realized gain on securities 2,527
Change in net unrealized gain / loss on securities 4,506
Net realized and unrealized gain / loss 7,033
INCREASE IN NET ASSETS FROM OPERATIONS $ 8,015

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 982 $ 627
Net realized gain 2,527 2,886
Change in net unrealized gain / loss 4,506 1,534
Increase in net assets from operations 8,015 5,047
Distributions to shareholders
Net earnings
Investor Class (1,396) (1,722)
Advisor Class (5) (8)
I Class (1,562) (1,411)
Decrease in net assets from distributions (2,963) (3,141)
Capital share transactions
*
Shares sold
Investor Class 19,309 12,668
Advisor Class 6 –
I Class 20,048 31,525
Distributions reinvested
Investor Class 1,385 1,710
Advisor Class 5 8
I Class 1,538 1,363
Shares redeemed
Investor Class (15,109) (12,790)
Advisor Class – (6)
I Class (28,551) (7,165)
Increase (decrease) in net assets from capital
share transactions (1,369) 27,313

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 3,683 29,219
Beginning of period 60,814 31,595
End of period $ 64,497 $ 60,814
*Share information (000s)
Shares sold
Investor Class 1,062 709
Advisor Class 1 –
I Class 1,098 1,788
Distributions reinvested
Investor Class 74 97
Advisor Class –
(1)
–
(1)
I Class 81 77
Shares redeemed
Investor Class (836) (719)
Advisor Class – –
(1)
I Class (1,586) (397)
Increase (decrease) in shares outstanding (106) 1,555
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Large-Cap Value Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the
Integrated U.S. Large-Cap Value Equity Fund (Investor Class), the Integrated
U.S. Large-Cap Value Equity Fund–Advisor Class (Advisor Class) and the
Integrated U.S. Large-Cap Value Equity Fund–I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended December 31, 2025, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 62,517 $ 818 $ — $ 63,335
Equity Funds 687 — — 687
Short-Term Investments 447 — — 447
Securities Lending Collateral 464 — — 464
Total $ 64,115 $ 818 $ — $ 64,933

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $516,000; the aggregate value of collateral was $531,000 and consisted of cash collateral and related investments of $464,000 and U.S.
government securities of $67,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $54,742,000 and
$58,436,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 1,088 $ 1,169
Long-term capital gain 1,875 1,972
Total distributions $ 2,963 $ 3,141

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Cost of investments $ 53,581
Unrealized appreciation $ 12,875
Unrealized depreciation (1,523)
Net unrealized appreciation (depreciation) $ 11,352
($000s)
Net unrealized appreciation (depreciation) $ 11,352
Total distributable earnings (loss) $ 11,352

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,011,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $64,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.72% 0.99% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(162) $(1) $(193)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds,
Inc. and Shareholders of T. Rowe Price Integrated U.S. Large-Cap Value
Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated U.S. Large-Cap Value
Equity Fund (one of the funds constituting T. Rowe Price Integrated Equity
Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended
December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,405,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $1,235,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $1,123,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F201-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026